Income taxes (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current income tax expense	$ 677,900	$ (9,392,836)	$ 501,315
Deferred income tax expense (recovery)	$ 218,976	$ 333,187	$ (331,095)